Subsequent Event	12 Months Ended
Mar. 31, 2014
Subsequent Event [Abstract]
Subsequent Events [Text Block]

17. Subsequent Event

Subsequent to March 31, 2014, the Company purchased a 50% equity interest in Truitt Bros. Inc. ("Truitt"). The purchase agreement grants the Company the right to acquire the remaining 50% ownership of Truitt in the future under certain conditions. Truitt is known for its industry innovation related to packing shelf stable foods in trays, pouches and bowls. Truitt has two state-of-the-art plants located in Oregon and Kentucky.